Property, Plant and Equipment, Net (Details) ¥ in Thousands	12 Months Ended
	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)
Property and Equipment, Net [Line Items]
Depreciation expenses	¥ 8,368	$ 1,151,000	¥ 3,545		¥ 5,603
Impairment for property, plant and equipment (in Dollars) | $		$ 0		$ 0		$ 0
Furniture, office equipment, fixtures and leasehold improvements [Member]
Property and Equipment, Net [Line Items]
Disposal loss of due to termination of rental offices | ¥	¥ 1,293		¥ 2,951